Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net loss	$ (8,443)	$ (1,014)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	302	66
Provision for credit losses	(1,016)	669
Allowance for inventory obsolescence	617	(1,639)
Noncash business combination expense	3,514
Pension contributions	(530)	(569)
Pension (income) expense	(75)	(400)
Foreign exchange (gain) loss	376	(584)
Noncash lease expense	1,590	1,423
Noncash interest expense	28	19
Change in manufacturing warranty obligation estimate	(626)
Deferred and other noncash income tax expense	(304)	58
Changes in operating assets and liabilities:
Accounts receivable	1,853	(514)
Inventories	(3,259)	518
Due from related parties	1,018	(969)
Due to related parties	3,337	2,471
Other assets	(229)	(1,805)
Operating lease liabilities	(1,782)	(1,448)
Accounts payable	2,920	38
Employee compensation	(551)	(151)
Other liabilities	970	(96)
Deferred revenue	(90)	4,059
Manufacturing warranty obligation	163	160
Advance payments from customers	4,338	2,083
Accrued expense and other current liabilities	1,071	3,126
Net cash provided by operating activities	5,192	5,501
Cash flows from investing activities:
Purchases of property and equipment	(202)	(145)
Net cash used in investing activities	(202)	(145)
Cash flows from financing activities:
Proceeds from reverse recapitalization	899
Payments on related party notes payable	(5,844)	(4,053)
Net cash used in financing activities	(4,945)	(4,053)
Effect of currency translation on cash and cash equivalents	5	(61)
Net increase in cash, and cash equivalents, and restricted cash	50	1,242
Cash, and cash equivalents, and restricted cash - beginning of year	3,175	1,933
Total cash, and cash equivalents, and restricted cash - end of year	3,225	3,175
Cash and cash equivalents - end of year	3,225	3,175
Restricted cash - end of year
Supplemental disclosure of cash flow information:
Interest paid	665	258
Income tax paid		210
Supplemental disclosure of non-cash investing and financing activity:
Accrued liability related to asset acquisition		533
Accounts payable settled through escrow account upon reverse recapitalization	$ 1,439